Share Capital and Reserves (Schedule of Stock Options Activities) (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of classes of share capital [abstract]
Outstanding at December 31, 2017 | shares	8,187,939	11,823,000
Granted | shares	3,465,140	672,500
Expired | shares	(105,612)	(430,400)
Cancelled | shares		(100,000)
Exercised | shares	(2,448,916)	(3,777,161)
Replacement Option issued | shares	153,089
Outstanding at December 31, 2017 | shares	9,251,640	8,187,939
Weighted average exercise price outstanding at December 31, 2017 | $	$ 0.98	$ 0.84
Granted | $	2.15	2.93
Expired | $	2.57	1.28
Cancelled | $		0.73
Exercised | $	0.92	0.86
Replacement Option issued | $	1.67
Weighted average exercise price outstanding at December 31, 2017 | $	$ 1.43	$ 0.98